Write-off of deferred stripping asset	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Write-off of deferred stripping asset [Text Block]
8.	Write-off of deferred stripping asset

In early 2017, the Company announced a reserve and resource update for the AGM. The results of this update led the Company to re-evaluate the ore tonnes within each identified component of the Nkran pit for deferred stripping purposes. It was determined that one of the (then) six components identified within the Nkran pit for deferred stripping purposes, had fewer ore tonnes remaining as at December 31, 2016 as compared to the previous estimate. The updated reserve tonnes in this one component indicated that the capitalized value of the associated deferred stripping asset recorded as part of mineral properties, plant and equipment was not fully recoverable. Accordingly, the Company recorded a $7.1 million write-down as at December 31, 2016 related to this component of the deferred stripping asset. This write-down formed part of the Ghana operating segment (note 25).

No such write-off occurred during the year ended December 31, 2017.